First Trust Dorsey Wright DALI Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended	144 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Dorsey Wright DALI Equity(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.01%	7.07%	6.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.65%	14.82%	13.67%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.14%
First Trust Dorsey Wright DALI Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.75%	6.66%	5.80%
Performance Inception Date	May 14, 2018
First Trust Dorsey Wright DALI Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.56%	6.30%	5.44%
First Trust Dorsey Wright DALI Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.95%	5.04%	4.41%